Acquisitions (Fortenova) (Details) - EUR (€) € in Millions	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Total assets	€ 6,170.8		€ 5,580.6
Total liabilities	3,871.8		€ 3,454.5
Findus Switzerland
Disclosure of detailed information about business combination [line items]
Intangible assets	66.1
Property, plant and equipment, including Right-of-use assets	8.9
Current assets	0.2
Inventories	12.6
Total assets	87.8
Current liabilities	0.3
Non-current liabilities	6.8
Deferred tax liabilities	8.0
Total liabilities	15.1
Total identifiable net assets acquired	(72.7)
Total purchase consideration	112.8
Goodwill	€ 40.1	€ 40.1
Fortenova Group
Disclosure of detailed information about business combination [line items]
Intangible assets		301.9
Property, plant and equipment, including Right-of-use assets		95.0
Current assets		71.7
Cash and cash equivalents recognised as of acquisition date		43.6
Inventories		46.9
Deferred tax assets recognised as of acquisition date		14.8
Total assets		573.9
Current liabilities		62.1
Non-current liabilities		16.6
Deferred tax liabilities		47.7
Total liabilities		126.4
Total identifiable net assets acquired		(447.5)
Total purchase consideration		640.1
Goodwill		€ 192.6